OTHER COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands, £ in Millions, BRL in Millions	12 Months Ended
	Dec. 31, 2015 GBP (£) tax_lease	Dec. 31, 2003 GBP (£) tax_lease	Dec. 31, 2015 USD ($)	Dec. 31, 2015 BRL	Dec. 31, 2014 USD ($)
Tax lease benefits:
Book value of vessels secured against long-term loans			$ 2,543,012		$ 1,997,657
Number of tax leases | tax_lease		6
Gross amount received from tax lease benefit (in GBP) | £		£ 41
Number of tax leases terminated | tax_lease	5
Other commitment to pay third party			$ 1,000
Minimum
Tax lease benefits:
Estimate of possible exposure | £	£ 0
Maximum
Tax lease benefits:
Estimate of possible exposure | £	£ 100
Golar Partners
Tax lease benefits:
Number of tax leases remaining | tax_lease	1
Performance Guarantee
Tax lease benefits:
Guarantor Obligations, Maximum Exposure, Undiscounted | BRL				BRL 164.7
Maximum percentage of guarantor liability			49.00%	49.00%
Present value of the guarantee			$ 1,200
Equity Method Investments | Convertible bonds
Tax lease benefits:
Book value of vessels secured against long-term loans			$ 13,000